Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2018
Capital [Abstract]
Schedule of compliance with regulatory capital requirements under banking regulations
The following table indicates the capital ratios for PNB and Park at December 31, 2018 and 2017.

	As of December 31, 2018
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
PNB	8.29%	11.01%	11.01%	12.30%
Park	10.04%	13.30%	13.04%	14.19%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio - PNB	5.00%	8.00%	6.50%	10.00%
Well-capitalized ratio - Park	N/A	6.00%	N/A	10.00%

	As of December 31, 2017
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
PNB	7.36%	10.35%	10.35%	11.60%
Park	9.44%	13.22%	12.94%	14.14%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio - PNB	5.00%	8.00%	6.50%	10.00%
Well-capitalized ratio - Park	N/A	6.00%	N/A	10.00%

Schedule of various measures of capital ratio
The following table reflects various measures of capital for Park and PNB:

			To Be Adequately Capitalized		To Be Well-Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2018
Total Risk-Based Capital (to risk-weighted assets)
PNB	$709,101	12.30%	$461,293	8.00%	$576,617	10.00%
Park	826,006	14.19%	465,732	8.00%	582,166	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$634,909	11.01%	$345,970	6.00%	$461,293	8.00%
Park	774,369	13.30%	349,299	6.00%	349,299	6.00%
Leverage Ratio (to average total assets)
PNB	$634,909	8.29%	$306,485	4.00%	$383,106	5.00%
Park	774,369	10.04%	308,397	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	$634,909	11.01%	$259,478	4.50%	$374,801	6.50%
Park	759,369	13.04%	261,975	4.50%	N/A	N/A

At December 31, 2017
Total Risk-Based Capital (to risk-weighted assets)
PNB	$628,440	11.60%	$433,406	8.00%	$541,757	10.00%
Park	775,867	14.14%	438,981	8.00%	548,726	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$560,530	10.35%	$325,054	6.00%	$433,406	8.00%
Park	725,221	13.22%	329,235	6.00%	329,235	6.00%
Leverage Ratio (to average total assets)
PNB	$560,530	7.36%	$304,722	4.00%	$380,903	5.00%
Park	725,221	9.44%	307,441	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	560,530	10.35%	243,791	4.50%	352,142	6.50%
Park	710,221	12.94%	246,927	4.50%	N/A	N/A